Cost of sales	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
Cost of sales	Cost of sales

Year ended December 31,	2022	2021
Salaries, wages and benefits	$241,113	$211,804
Repair parts and consumable supplies	131,460	112,411
Subcontractor services	91,666	63,414
Equipment and component sales	41,302	21,505
Third-party equipment rentals	22,964	27,422
Fuel	12,963	13,890
Other	7,255	5,264
	$548,723	$455,710